Offerings	Dec. 23, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities of SmartStop OP, L.P.
Fee Rate	0.01381%
Offering Note	(1) There are being registered hereunder, an indeterminate number or amount, as the case may be, of common stock, preferred stock, depositary shares, purchase contracts, warrants, rights, units, debt securities, and guarantees of debt securities, as may be offered by SmartStop Self Storage REIT, Inc. from time to time, and an indeterminate number or amount, as the case may be, of debt securities and guarantees of debt securities, as may be offered by SmartStop OP, L.P. from time to time. The securities included hereunder may be sold separately or as units with other securities registered hereunder. The securities included hereunder also include an indeterminate number of securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to the anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock of the Company under any stockholder rights plan then in effect, if applicable under the terms of any such plan. (2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrants in connection with the issuance by the registrants of the securities covered by this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.ii.b to Item 16(b) of Form S-3 under the Securities Act. (3) Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act. (4) The debt securities that will be issued by SmartStop OP, L.P. may be accompanied by guarantees issued by SmartStop Self Storage REIT, Inc., and the debt securities that will be issued by SmartStop Self Storage REIT, Inc. may be accompanied by guarantees issued by SmartStop OP, L.P. No separate consideration will be received for such guarantees. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.